General Information - Companies classified as assets held for sale (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PT Ventures, SGPS, S.A [Member]
Disclosure of subsidiaries [line items]
Company	PT Ventures, SGPS, S.A.
Core business	Management of equity interests in the context of international investments
Home country	Portugal
Directel - Listas Telefónicas Internacionais, Lda. ("Directel") [Member]
Disclosure of subsidiaries [line items]
Company	Directel—Listas Telefónicas Internacionais, Lda. (“Directel”)
Core business	Telephone directory publishing and operation of related databases, in international operations
Home country	Portugal
Directel Cabo Verde Communication Services Lda [Member]
Disclosure of subsidiaries [line items]
Company	Directel Cabo Verde – Serviços de Comunicação, Lda.
Core business	Telephone directory publishing and operation of related databases in Cape Verde
Home country	Cape Verde
Kenya Postel Directories Ltd [Member]
Disclosure of subsidiaries [line items]
Company	Kenya Postel Directories, Ltd.
Core business	Production, publishing and distribution of telephone directories and other publications
Home country	Kenya
Elta Empresa de Listas Telephone de Angola Lda [Member]
Disclosure of subsidiaries [line items]
Company	Elta—Empresa de Listas Telefónicas de Angola, Lda.
Core business	Telephone directory publishing
Home country	Angola
Timor Telecom SA [Member]
Disclosure of subsidiaries [line items]
Company	Timor Telecom, S.A.
Core business	Telecommunications services concessionaire in Timor
Home country	Timor
CST Companhia Santomense de Telecommunications SARL [Member]
Disclosure of subsidiaries [line items]
Company	CST – Companhia Santomense de Telecomunicações, S.A. R.L.
Core business	Operation of fixed and mobile telecommunication public services in São Tomé and Principe
Home country	São Tomé
LTM Listas Telephone deMozambique Lda [Member]
Disclosure of subsidiaries [line items]
Company	LTM—Listas Telefónicas de Moçambique, Lda.
Core business	Management, publishing, operation and sale of telecommunications subscriber and classified ads directories
Home country	Mozambique
Indirect Subsidary [Member] | PT Ventures, SGPS, S.A [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	86.00%	86.00%
Indirect Subsidary [Member] | Directel - Listas Telefónicas Internacionais, Lda. ("Directel") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	86.00%	86.00%
Indirect Subsidary [Member] | Directel Cabo Verde Communication Services Lda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	51.60%	51.60%
Indirect Subsidary [Member] | Kenya Postel Directories Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	51.60%	51.60%
Indirect Subsidary [Member] | Elta Empresa de Listas Telephone de Angola Lda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	47.30%	47.30%
Indirect Subsidary [Member] | Timor Telecom SA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	44.00%	44.00%
Indirect Subsidary [Member] | CST Companhia Santomense de Telecommunications SARL [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	43.86%	43.86%
Indirect Subsidary [Member] | LTM Listas Telephone deMozambique Lda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership Interest in indirect and direct subsidiary	43.00%	43.00%